Related party transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Key management personnel compensation, short-term employee benefits	$ 37,700	$ 17,000
Key management personnel compensation, stock-based compensation	$ 41,163	$ 28,312